Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract assets and liabilities
	2025	2024
	US$’000	US$’000

Unbilled revenue	1,344	135
	2025	2024
	US$’000	US$’000

Deferred revenue	573	593
	December 31,
	2025	2024
	US$’000	US$’000

Contract assets	1,344	135
Contract liabilities	(573)	(593)
Net contract liabilities	771	(458)

Net (liability) / asset position for contracts in process
	2025	2024
	US$’000	US$’000

Costs incurred in contracts in process	180	325
Revenue earned but not yet billed	1,314	102
Less: billings to date	(723)	(885)
	771	(458)
	2025	2024
	US$’000	US$’000

Unbilled revenue	1,344	135
Deferred revenue	(573)	(593)
	771	(458)

Disaggregated revenue from contracts
	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	7,384	9,549	12,143
Engineering (revenue recognized over time)	5,881	5,834	5,797
	13,265	15,383	17,940

ZHEJIANG TIANLAN [Member]
Contract assets and liabilities
	2025	2024
	RMB’000	RMB’000

Unbilled revenue	75,638	66,644
	2025	2024
	RMB’000	RMB’000

Deferred revenue	44,474	35,367
	2025	2024
	RMB’000	RMB’000

Contract assets	75,638	66,644
Contract liabilities	(44,474)	(35,367)

Net contract assets	31,164	31,277
	2025	2024
	RMB’000	RMB’000

Gross contract assets	85,212	77,657
Less: allowance for doubtful accounts	(9,574)	(11,013)

	75,638	66,644

Net (liability) / asset position for contracts in process
	2025	2024
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	69,418	48,274
Less: billings to date	(38,254)	(16,997)

	31,164	31,277